Summary of Significant Accounting Policies (Details 1) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Sales by Hunan MYT	$ 169,656	$ 348,816
Sales by 39Pu	3,704,424	69,403
Total	$ 3,874,080	$ 418,219